ISI
INTERNATIONAL STRATEGY AND INVESTMENT


                                      ISI
                               MANAGED MUNICIPAL
                                  FUND SHARES

                   (A Class of Managed Municipal Fund, Inc.)

                                   MUNICIPALS

                                 ANNUAL REPORT
                                October 31, 1996

                                      ISI
                                    Managed
                                   Municipal
                                  Fund Shares
--------------------------------------------------------------------------------
Directors and Officers

Edward S. Hyman                   Harry Woolf
Chairman                          Director

Richard T. Hale                   Nancy Lazar
Vice Chairman                     Vice President

W. James Price                    Edward J. Veilleux
Vice Chairman                     Vice President

R. Alan Medaugh                   Scott J. Liotta
Director and President            Vice President

James J. Cunnane                  Carrie L. Butler
Director                          Vice President

John F. Kroeger                   Joseph A. Finelli
Director                          Treasurer

Louis E. Levy                     Edward J. Stoken
Director                          Secretary

Eugene J. McDonald                Laurie D. Collidge
Director                          Assistant Secretary




        Investment Objective
        A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

        INVESTMENT ADVISOR

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

        SHAREHOLDER SERVICING AGENT

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426
        (800) 882-8585

        DISTRIBUTOR

        Armata Financial Corp.
        P.O. Box 515
        Baltimore, MD 21203

        ISI Mutual Funds
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1996. In this year of volatile interest rates, the Fund recorded a total return of 4.7%. From its inception on February 26, 1990 through October 31, 1996, the Fund posted a cumulative total return of 57.6%, which translates into an average annual total return of 7.0%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     In general, yields in the municipal market were unchanged during fiscal year 1996. The general rise in tax yields did not create a climb in municipal rates because the value of tax-free income increased when Republican plans for a big tax cut fell through. The swing in the relationship of municipal yields to Treasuries this fiscal year shows the extent of the change in sentiment (see table below).

                       Top Quality Municipal Yields as a
                         Percentage of Treasury Yields


    Maturity of
     AAA-Rated
    Municipals       10/95      10/96     Change
    ----------       -----     ------    -------
     15 Years        87.4%      81.7%      -5.7%
     20 Years        88.8%      83.0%      -5.8%
     30 Years        88.2%      82.8%      -5.4%



Maturity Management

     Despite a narrow trading range, there were opportunities for the Fund to manage maturities because a general change in Treasury yields is typically reflected in municipal yields. For example, when Treasury rates began to rise sharply in March, municipal yields also rose. Influenced by high Treasury rates, municipal rates remained high until July before falling (see chart, top right). To protect the Fund from rising rates, we held more than 10% in cash reserves early in the fiscal year, then moved to longer maturities, reducing reserves to 6% by fiscal year-end.


                30-Year Municipal AAA General Obligation Yields

                                 [graph below]

                  DATE    YIELD   DATE    YIELD   DATE    YIELD
                  11/ 1   5.55    8/30    5.71    5/31    5.82
                                  8/23    5.61    5/24    5.69
                                  8/16    5.49    5/17    5.73
                                  8/ 9    5.44    5/1O    5.80
                                  8/ 2    5.51    5/ 3    5.86

                  1O/25   5.62    7/26    5.70    4/26    5.66
                  10/18   5.57    7/19    5.74    4/19    5.72
                  10/11   5.55    7/12    5.82    4/12    5.78
                  10/ 4   5.47    7/ 5    5.94    4/ 5    5.82

                  9/27    5.60    6/28    5.77    3/29    5.69
                  9/20    5.69    6/21    5.89    3/22    5.69
                  9/13    5.64    6/14    5.92    3/15    5.81
                  9/ 6    5.75    6/ 7    5.97    3/ 8    5.62
                                                  3/ 1    5.34

                  2/23    5.30    11/24   5.53
                  2/16    5.17    11/17   5.52
                  2/ 9    5.16    11/10   5.57
                  2/ 2    5.23    11/ 3   5.54

                  1/26    5.29
                  1/19    5.23
                  1/12    5.32
                  1/ 5    5.27

                  12/29   5.28
                  12/22   5.36
                  12/15   5.32
                  12/ 8   5.28
                  12/ 1   5.39

Source: Bloomberg Inc.


     Fund maturity is affected by general moves in interest rates because of the pressure of early calls, typically 10 years for most long-term municipals. This year we added new securities with long-call protection to the portfolio. At the beginning of the fiscal year, the portfolio held only 10.9% of its assets in issues with calls in 2006 or later. At the end of the fiscal year, long-call protected issues accounted for 20.4% of the portfolio.

Performance Review


     Municipal rates began and ended the fiscal year in roughly the same place. As a result, unlike Treasuries, longer maturity municipals performed better than shorter maturity municipals (see table below).

                             Performance Comparison
                       Long vs. Short Maturity Municipals

 Lehman Bros.                            Total Return
 Municipal Bond Index                    (10/95-10/96)
--------------------------------------------------------------------------------
 1-2 years                                   4.4%
 4-6 years                                   4.6%
 8-10 years                                  4.9%
 22+ years                                   7.1%

     By extending maturities during the year, the Fund outperformed short maturity issues but lagged behind the longest section of the municipal bond universe. Please see our Economic Outlook immediately following this letter.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh
___________________
R. Alan Medaugh
President

November 18, 1996


ECONOMIC OUTLOOK FOR 1997

     Overview

     We expect U.S. economic growth to slow to a 1% pace in the fourth quarter and to remain slow into mid-1997. This would keep inflation low as capacity utilization falls and the labor market cools. Slow growth would also be the catalyst for declining rates and Federal Reserve easing. Near term, we expect Christmas sales will be adequate but not strong, since early price cutting is already evident. Please see our forecast table below.

                                  ISI FORECAST

                    96:1Q 96:2Q 96:3Q  96:4Q*  97:1Q*  97:2Q*  97:3Q*

 Real GDP           2.0%  4.7%   2.2%   1.0%    1.0%    1.0%    3.5%
 GDP Deflator**     2.2%  1.8%   1.6%   2.0%    1.5%    1.5%    2.0%
 30-Year Bond
  Yields***         6.7%  6.9%   6.9%   6.3%    6.0%    5.7%    5.9%
 Fed Funds
  Rate***           5.2%  5.2%   5.2%   5.2%    5.0%    4.8%    4.8%

  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.




Inflation

     Inflation has subsided around the industrial world. This means that "real" interest rates are high so there is room for "nominal" interest rates to fall (see chart below).

                          U.S. REAL GOVT. BOND YIELDS
                                   SEP 4.02%

                             [GRAPH APPEARS BELOW]

                              REAL GOV BOND YIELDS

                                   74:1     -2.12
                                   74:2     -2.54
                                   74:3     -2.41
                                   74:4     -2.06
                                   74:5     -2.57
                                   74:6     -2.76
                                   74:7     -3.28
                                   74:8     -2.29
                                   74:9     -3.35
                                   74:10    -3.47
                                   74:11    -4.21
                                   74:12    -4.19
                                   75:1     -3.87
                                   75:2     -3.50
                                   75:3     -2.47
                                   75:4     -1.83
                                   75:5     -1.04
                                   75:6     -1.14
                                   75:7     -1.36
                                   75:8     -0.12
                                   75:9      0.66
                                   75:10     0.70
                                   75:11     0.90
                                   75:12     1.10
                                   76:1      1.32
                                   76:2      1.76
                                   76:3      1.91
                                   76:4      2.01
                                   76:5      1.92
                                   76:6      2.05
                                   76:7      2.44
                                   76:8      2.19
                                   76:9      2.29
                                   76:10     2.24
                                   76:11     2.58
                                   76:12     2.26
                                   77:1      2.28
                                   77:2      1.56
                                   77:3      1.37
                                   77:4      0.78
                                   77:5      1.06
                                   77:6      0.94
                                   77:7      0.97
                                   77:8      1.05
                                   77:9      1.22
                                   77:10     1.38
                                   77:11     1.14
                                   77:12     1.26
                                   78:1      1.37
                                   78:2      2.01
                                   78:3      1.85
                                   78:4      1.84
                                   78:5      1.29
                                   78:6      1.06
                                   78:7      0.92
                                   78:8      0.61
                                   78:9     -0.01
                                   78:10    -0.26
                                   78:11    -0.12
                                   78:12    -0.11
                                   79:1     -0.31
                                   79:2     -0.84
                                   79:3     -1.22
                                   79:4     -1.41
                                   79:5     -1.51
                                   79:6     -2.16
                                   79:7     -2.52
                                   79:8     -2.86
                                   79:9     -2.71
                                   79:10    -2.22
                                   79:11    -2.29
                                   79:12    -3.13
                                   80:1     -3.27
                                   80:2     -2.03
                                   80:3     -2.25
                                   80:4     -3.19
                                   80:5     -4.07
                                   80:6     -4.46
                                   80:7     -2.91
                                   80:8     -1.89
                                   80:9     -1.43
                                   80:10    -1.04
                                   80:11    -0.26
                                   80:12     0.05
                                   81:1      0.35
                                   81:2      1.41
                                   81:3      2.08
                                   81:4      3.06
                                   81:5      3.81
                                   81:6      3.26
                                   81:7      2.81
                                   81:8      3.35
                                   81:9      3.70
                                   81:10     4.41
                                   81:11     3.77
                                   81:12     4.54
                                   82:1      5.96
                                   82:2      6.61
                                   82:3      6.65
                                   82:4      6.75
                                   82:5      6.33
                                   82:6      6.74
                                   82:7      6.99
                                   82:8      6 81
                                   82:9      7 13
                                   82:10     6.14
                                   82:11     6.06
                                   82:12     6.71
                                   83:1      6.92
                                   83:2      7.40
                                   83:3      7.04
                                   83:4      6.48
                                   83:5      7.09
                                   83:6      8.46
                                   83:7      9.04
                                   83:8      9.36
                                   83:9      8.87
                                   83:10     8.83
                                   83:11     8.59
                                   83:12     8.09
                                   84:1      7.46
                                   84:2      7.26
                                   84:3      7.49
                                   84:4      8.09
                                   84:5      9.09
                                   84:6      9.11
                                   84:7      8.90
                                   84:8      8.24
                                   84:9      8.01
                                   84:10     7.71
                                   84:11     7.41
                                   84:12     7.48
                                   85:1      7.92
                                   85:2      7.86
                                   85:3      8.02
                                   85:4      7.89
                                   85:5      7.48
                                   85:6      6.79
                                   85:7      7.04
                                   85:8      7.21
                                   85:9      7.36
                                   85:10     7.26
                                   85:11     6.55
                                   85:12     5.75
                                   86:1      5.43
                                   86:2      5.73
                                   86:3      5.81
                                   86:4      5.80
                                   86:5      5.84
                                   86:6      5.80
                                   86:7      5.60
                                   86:8      5.75
                                   86:9      5.86
                                   86:10     6.13
                                   86:11     6.24
                                   86:12     6.18
                                   87:1      5.93
                                   87:2      5.54
                                   87:3      4.62
                                   87:4      4.48
                                   87:5      5.02
                                   87:6      4.73
                                   87:7      4.62
                                   87:8      4.59
                                   87:9      5.23
                                   87:10     5.16
                                   87:11     4.33
                                   87:12     4.70
                                   88:1      4.70
                                   88:2      4.59
                                   88:3      4.80
                                   88:4      5.05
                                   88:5      5.25
                                   88:6      5.04
                                   88:7      5.01
                                   88:8      5.30
                                   88:9      4.88
                                   88:10     4.63
                                   88:11     4.78
                                   88:12     4.60
                                   89:1      4.45
                                   89:2      4.28
                                   89:3      4.28
                                   89:4      3.91
                                   89:5      3.56
                                   89:6      3.19
                                   89:7      3.02
                                   89:8      3.41
                                   89:9      3.72
                                   89:10     3.42
                                   89:11     3.33
                                   89:12     3.26
                                   90:1      3.07
                                   90:2      3.24
                                   90:3      3.41
                                   90:4      4.05
                                   90:5      4.37
                                   90:6      3.71
                                   90:7      3.69
                                   90:8      3.16
                                   90:9      2.86
                                   90:10     2.49
                                   90:11     2.27
                                   90:12     1.99
                                   91:1      2.63
                                   91:2      2.72
                                   91:3      3.39
                                   91:4      3.40
                                   91:5      3.24
                                   91:6      3.78
                                   91:7      4.09
                                   91:8      4.34
                                   91:9      4.56
                                   91:10     5.08
                                   91:11     4.86
                                   91:12     4.72
                                   92:1      4.91
                                   92:2      5.11
                                   92:3      4.78
                                   92:4      4.78
                                   92:5      4.87
                                   92:6      4.75
                                   92:7      4.44
                                   92:8      4.32
                                   92:9      4.35
                                   92:10     4.25
                                   92:11     4.49
                                   92:12     4.48
                                   93:1      4.16
                                   93:2      3.77
                                   93:3      3.73
                                   93:4      3.70
                                   93:5      3.70
                                   93:6      3.89
                                   93:7      3.79
                                   93:8      3.48
                                   93:9      3.24
                                   93:10     3.19
                                   93:11     3.54
                                   93:12     3.51
                                   94:1      3.77
                                   94:2      4.05
                                   94:3      4.40
                                   94:4      4.91
                                   94:5      5.12
                                   94:6      4.84
                                   94:7      4.81
                                   94:8      4.59
                                   94:9      4.75
                                   94:10     5.33
                                   94:11     5.41
                                   94:12     5.20
                                   95:1      4.98
                                   95:2      4.75
                                   95:3      4.59
                                   95:4      4.31
                                   95:5      3.83
                                   95:6      3.53
                                   95:7      3.96
                                   95:8      4.24
                                   95:9      4.01
                                   95:10     3.56
                                   95:11     3.66
                                   95:12     3.46
                                   96:1      3.33
                                   96:2      3.52
                                   96:3      3.76
                                   96:4      3.89
                                   96:5      3.97
                                   96:6      4.31
                                   96:7      4.08
                                   96:8      3.96
                                   96:9      4.03
                                   96:10     3.82
                                   96:11     NA
                                   96:12     NA

Source: ISI Inc.

     The major forces behind the decline of inflation are:

     (bullet) Global Competition
     (bullet) Technology
     (bullet) Demographics

     The opening up of world trade has meant new plants can be built in low-wage areas and the products can be exported to high-wage home markets. As a result, pressure on U.S. real wages and a drive for corporate efficiency have marked the last 10 years. The declining cost of technology has also been a factor in boosting capital spending and lowering the world inflation rate. Technology represents a growing section of the overall economy, so the percentage of the U.S. economy experiencing deflation has grown over the last 10 years. Finally, baby boomers have reached the age when they are beginning to save for retirement. This change from consumption to savings is an important shift in the economy.

Reduced Government Spending

     Growth in federal outlays has been declining since the mid-1980s. The past five years have seen an unusually low growth rate of 3.3% (see chart below).

                             FEDERAL OUTLAYS Y/Y %
                              5 Yr. Avg. 1996 3.3%

                             [Graph appears below]

                                 68:1    14.6
                                 69:1    14.6
                                 70:1    15.8
                                 71:1    13.8
                                 72:1    11.7
                                 73:1     7.3
                                 74:1     8.1
                                 75:1    11.4
                                 76:1    11.7
                                 77:1    11.7
                                 78:1    12.2
                                 79:1    12.4
                                 80:1    11.1
                                 81:1    12.4
                                 82:1    12.6
                                 83:1    12.0
                                 84:1    11.3
                                 85:1    10.2
                                 86:1     8.4
                                 87:1     6.6
                                 88:1     5.8
                                 89:1     6.2
                                 90:1     6.0
                                 91:1     6.0
                                 92:1     6.5
                                 93:1     6.0
                                 94:1     5.0
                                 95:1     4.0
                                 96:1     3.3

Source: ISI Inc.


     The risk of a Presidential landslide vote that would have put Democrats back in control of Congress has passed, and the prospects of spending controls on entitlements without large tax cuts are back in place. The 3% level on outlays would bring the budget into balance by 2000 if we don't have a recession. The pressure on the capital markets from a large and rising government deficit has passed, so the growth in overall credit demand has moved down to a modest 5% pace. Because government spending is over 25% of the GDP, slow growth here holds down overall growth. Similar constraints on government spending in Europe places a "fiscal drag" there as well.

High Federal Funds Policy

     The Federal Reserve moved its key short-term rate up from 3% to 6% in 1993 and 1994. In 1995, the Fed trimmed this rate a bit to 5.25%. Inflation, as measured by the Consumption Price Deflator, has recently dipped below 2% but the Fed has maintained a 5.25% Fed Funds rate. This high rate policy has caused growth in two key areas of the economy to stall. Real construction spending and vehicle sales have both seen little growth since 1994. The policy emphasis on fighting inflation has encouraged long-term rates to fall recently. The flattening of the yield curve implies weak economic growth because of no monetary stimulus. In part, the modest 125 basis point (1.25%) yield gap between the Fed Funds rate and long-term Treasury bonds indicates only 1% real economic growth lies ahead. It has also caused investors to build up their short maturity investments, with individual investors currently building a $1.5 trillion money mountain. If slow economic growth allowed the Fed to cut money market rates there might well be a great deal of investment activity in longer maturity notes and bonds.

PORTFOLIO DIVERSIFICATION BY STATE

                               [Map appears here]


                                State Allocation
                         % of                                  % of
                       Municipal                             Municipal
                         Bonds                                 Bonds


Texas                    20.2%            Minnesota            3.0%
Florida                  17.0             Washington           2.6
Maryland                  9.7             Ohio                 2.1
North Carolina            6.5             Delaware             1.7
Virginia                  4.9             Utah                 1.7
South Carolina            4.6             Colorado             1.7
Illinois                  4.3             Missouri             1.7
Tennessee                 4.0             Hawaii               1.6
Kansas                    3.9             Oregon               1.3
Arizona                   3.2             Indiana              1.3
Georgia                   3.0                Total           100.0%

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on February 26, 1990 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.45% maximum sales charge.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total returns, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SECtotal return figures differ from those we reported because the time periods may be different and because the SECcalculation includes the impact of the currently effective maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                                       % Return with
  Periods ended 9/30/96:              Sales Charge**
--------------------------------------------------------------------------------
  One Year                                 0.67%

  Five Years                               5.40%

  Since Inception (2/26/90)                5.89%



                    CHANGE IN VALUE OF A $10,000 INVESTMENT*

                      February 26, 1990--October 31, 1996

              [Graph appears here -- plot points are listed below]

                                     Lehman          Lehman
                       ISI          Brothers        Brothers       Consumer
                     Managed        General        Prerefunded       Price
                    Municipal       Obligation       Municipal        Index
                       Fund       Index (G.O.)        Index          (CPI)

        2/90          $9,555         $10,000         $10,000        $10,000
       10/90          $9,916         $10,346         $10,413        $10,420
       10/91          $10,992        $11,510         $11,462        $10,722
       10/92          $11,658        $12,448         $12,380        $11,065
       10/93          $13,332        $14,126         $13,658        $11,375
       10/94          $12,466        $13,627         $13,453        $11,671
       10/95          $14,388        $15,513         $14,872        $11,998
       10/96          $15,060        $16,372         $15,555        $12,358


 * These figures assume the reinvestment of dividends and capital gains distributions. The Lehman Brothers indices listed above are unmanaged. Although the G.O. Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. The CPIis a widely used measure of inflation. Past performance is not an indicator of future results.

**Assumes maximum sales charge of 4.45%.

MANAGED MUNICIPAL FUND, INC.

Statement of Net Assets                                         October 31, 1996


                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--93.4%
General Obligation--61.2%
Arlington, Texas, Independent School District, 5.75%, 2021        Aaa/NR      $5,000    $ 5,015,850
Charlotte, NC:
   5.30%, 2011                                                    Aaa/AAA      1,590      1,598,220
   5.30%, 2012                                                    Aaa/AAA      1,120      1,119,014
   5.30%, 2012                                                    Aaa/AAA      2,325      2,322,954
   5.80%, 2016                                                    Aaa/AAA      2,500      2,590,025
Dallas, TX, 5.00%, 2010                                           Aa1/AAA      1,750      1,692,128
Delaware State, Series "A", 5.125%, 2016                          Aa1/AA+      2,150      2,056,905
DuPage County, IL, Jail Project, 5.60%, 2021                      Aaa/AAA      1,600      1,595,664
Florida Board of Education, Refunding Public Education:
   6.125%, 2012                                                   Aa/AA        2,250      2,339,258
   5.50%, 2021                                                    Aa/AA        2,000      1,957,700
   5.125%, 2022                                                   Aa/AA        5,000      4,653,250
Franklin County, OH:
   5.45%, 2009                                                    Aaa/AAA      1,500      1,520,730
   5.50%, 2013                                                    Aaa/AAA      1,000      1,003,490
Georgia State, Series "D":
   5.25%, 2009                                                    Aaa/AA+      1,580      1,584,234
   5.00%, 2010                                                    Aaa/AA+      2,000      1,953,220
Grand Prairie, TX, School District, 5.20%, 2018                   Aaa/AAA      2,000      1,891,540
Henrico County, VA:
   5.20%, 2008                                                    Aaa/AAA      1,200      1,208,592
   5.25%, 2009                                                    Aaa/AAA      1,000      1,004,550
Maryland State & Local Facilities, Second Series, 5.125%, 2010    Aaa/AAA      3,000      2,971,920
Minneapolis, MN, Sports Arena:
   5.00%, 2011                                                    Aaa/AAA      1,710      1,650,646
   5.00%, 2012                                                    Aaa/AAA      1,920      1,840,570
Missouri State Building, Series "A", 5.00%, 2010                  Aaa/AAA      2,000      1,957,040
Montgomery County, MD:
   5.60%, 2004                                                    Aaa/AAA      1,000      1,059,290
   5.00%, 2009                                                    Aaa/AAA      1,500      1,476,120
   5.00%, 2010                                                    Aaa/AAA      1,500      1,464,675
Plano, TX, Independent School District, 5.00%, 2011               Aaa/AAA      3,000      2,864,070
Salt Lake County, UT, 5.25%, 2010                                 Aaa/AA+      2,000      1,995,920
South Carolina Capital Improvement, 5.00%, 2009                   Aaa/AAA      2,700      2,655,909
South Carolina State Highway, Series "B", 5.625%, 2014            Aaa/AAA      2,700      2,747,169
State of Tennessee:
   Series "A", 5.50%, 2009                                        Aaa/AA+      1,535      1,564,656
   Series "A", 5.55%, 2010                                        Aaa/AA+      1,000      1,019,550
   Series "B", 6.00%, 2005                                        Aaa/AA+      2,000      2,170,260

MANAGED MUNICIPAL FUND, INC.

Statement of Net Assets (continued)                             October 31, 1996


                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
----------------------------------------------------------------------------------------------------
General Obligation (continued)
State of Texas:
   5.25%, 2013                                                    Aa/AA       $3,250    $ 3,147,203
   6.00%, 2014                                                    Aa/AA        2,000      2,062,460
State of Virginia, 5.375%, 2016                                   Aaa/AAA      2,500      2,484,900
State of Washington:

   Series "A", 5.60%, 201    0                                    Aa/AA        1,500      1,518,630
   Series "B", 5.50%, 2008                                        Aa/AA        1,500      1,523,475
Washington Suburban Sanitary District, MD, 5.375%, 2010           Aa1/AA       1,810      1,817,945
                                                                                         -----------
                                                                                         77,099,732
                                                                                         -----------
Electric and Gas Utility Revenue--5.4%
Jacksonville Electric Authority Revenue, FL, St. John's
   River Power, 5.25%, 2028                                       Aa1/AA       2,000      1,890,680
San Antonio, TX, Electric & Gas Revenue:
   Series "A", 4.90%, 2008                                        Aa1/AA       4,000      3,869,320
   Series "A", 6.50%, 2012                                        Aa1/AA       1,000      1,043,130
                                                                                         -----------
                                                                                          6,803,130
                                                                                         -----------
Pre-refunded Issues--8.4%
Arizona Highway Transportation Board, 6.00%, 2010                 Aaa/AAA      3,480      3,703,381
Florida Board of Education, Refunding Public Education,
   6.50%, 2012                                                    Aaa/AA       2,500      2,761,225
Howard County, MD, Consolidated Public Improvements,
   Series "A", 6.90%, 2002                                        Aaa/AAA      1,000      1,083,810
Jacksonville, FL, Electric Authority Revenue, Scherer 4-1-A,
   6.75%, 2021                                                    Aaa/AA       1,000      1,098,580
State of Hawaii, General Obligation:
   7.00%, 2006                                                    Aaa/AA         750        814,478
   6.125%, 2010                                                   NR/AA        1,000      1,069,020
                                                                                         -----------
                                                                                         10,530,494
                                                                                         -----------
Transportation Revenue--8.5%
Florida Transportation Revenue, 5.80%, 2018                       Aa/AA        2,000      2,020,440
Kansas Transportation Revenue:
   5.40%, 2009                                                    Aa/AA        2,000      2,012,640
   5.40%, 2009                                                    Aa/AA        2,500      2,515,800
Maryland State Department of Transportation, 5.375%, 2006         Aa/AA        1,500      1,545,240
Portland, OR, Metro, 5.25%, 2007                                  Aa/AA+       1,500      1,517,865
Virginia State Transportation Authority, 6.00%, 2010              Aa/AA        1,000      1,025,780
                                                                                         -----------
                                                                                         10,637,765
                                                                                         -----------

MANAGED MUNICIPAL FUND, INC.

Statement of Net Assets (concluded)                             October 31, 1996


                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue--5.4%
Chicago, IL, 6.30%, 2009                                          Aa/AA       $1,000    $ 1,076,530
DuPage, IL, Water Commission, 5.25%, 2011                         Aa1/AA       2,500      2,433,250
Orlando, FL, Utility Commission, 5.125%, 2019                     Aa1/AA       3,500      3,252,585
                                                                                        ------------
                                                                                          6,762,365
                                                                                        ------------
Other Revenue--4.5%
Indianapolis, IN, Local Public Improvement Board,
   6.00%, 2018                                                    Aaa/AA+      1,500      1,515,300
Lower Colorado River Authority, Jr. Lien, 4th Supply,
   5.25%, 2015                                                    Aaa/AAA      2,000      1,963,120
University of Texas, 6.50%, 2011                                  Aaa/AAA      2,000      2,199,020
                                                                                        ------------
                                                                                          5,677,440
                                                                                        ------------
Total Municipal Bonds
  (Cost $115,733,425)                                                                   117,510,926
                                                                                        ------------

REPURCHASE AGREEMENT--5.4%
Goldman Sachs & Co., 5.45%
  Dated 10/31/96, to be repurchased on 11/1/96, collateralized by U.S. Treasury Notes with a market value of $7,000,891.
  (Cost $6,863,000)                                                            6,863      6,863,000
                                                                                        ------------
Total Investment in Securities--98.8%
  (Cost $122,596,425)**                                                                 124,373,926

Other Assets in Excess of Liabilities, Net--1.2%                                           1,530,225
                                                                                        ------------
Net Assets--100.0%                                                                      $125,904,151
                                                                                        ============

Net Asset Value and Redemption Price Per:
  ISI Class Share
    ($84,711,606 / 8,010,842 shares outstanding)                                             $10.58
                                                                                             ======
  Flag Investors Class A Share
    ($41,192,545 / 3,894,438 shares outstanding)                                             $10.58
                                                                                             ======
Maximum Offering Price Per:
  ISI Class Share
    ($10.58 / .9555)                                                                         $11.07
                                                                                             ======
  Flag Investors Class A Share
    ($10.58 / .955)                                                                          $11.08
                                                                                             ======
----------------------------------------------------------------------------------------------------

 *The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1996. Ratings of issues have not been audited by Coopers & Lybrand L.L.P.
**Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.


Statement of Operations                      For the Year Ended October 31, 1996

--------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE A):
     Interest                                                               $6,948,446
                                                                            ----------
EXPENSES:
     Investment advisory fee (Note B)                                          516,180
     Distribution fee (Note B)                                                 322,613
     Administration fees (Note B)                                              258,090
     Printing andpostage                                                        63,994
     Accounting fee (Note B)                                                    59,356
     Transfer agent fee (Note B)                                                54,959
     Registration fees (Note A)                                                 46,384
     Audit                                                                      40,132
     Legal                                                                      28,676
     Custodian fee                                                              25,543
     Miscellaneous                                                              22,018
     Directors' fees                                                            10,808
     Insurance                                                                   3,561
                                                                            ----------
       Total expenses                                                        1,452,314
     Less: Fees waived (Note B)                                               (290,917)
                                                                            ----------
       Net expenses                                                          1,161,397
                                                                            ----------
     Net investment income                                                   5,787,049
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain from security transactions                              281,659
     Change in unrealized appreciation or depreciation of investments         (272,341)
                                                                            ----------
     Net gain on investments                                                     9,318
                                                                            ----------
Net Increase in net assets resulting from operations                        $5,796,367
                                                                            ==========
--------------------------------------------------------------------------------------

See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

Statement of Changes in Net Assets


                                                                  For the Year Ended October 31,
                                                                ----------------------------------
                                                                    1996                1995
------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $  5,787,049           $  6,268,902
     Net realized gain from security transactions                   281,659                599,805
     Change in appreciation or depreciation
       of investments                                              (272,341)            12,223,598
                                                               ------------           ------------
     Net increase in net assets
       resulting from operations                                  5,796,367             19,092,305
                                                               ------------           ------------
DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income:
       ISI Class Shares                                          (3,828,729)            (2,270,726)
       Flag Investors Class A Shares                             (1,958,320)            (3,998,176)
     Net realized short-term gains:
       ISI Class Shares                                            (545,496)              (471,717)
       Flag Investors Class A Shares                               (286,075)              (267,415)
     Net realized long-term gains:
       ISI Class Shares                                             (82,292)              (691,139)
       Flag Investors Class A Shares                                (43,313)              (418,234)
                                                               ------------           ------------
     Total distributions                                         (6,744,225)            (8,117,407)
                                                               ------------           ------------
CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                 8,278,327             11,188,171
     Value of shares issued in reinvestment of dividends          3,789,940              4,794,976
     Cost of shares repurchased                                 (17,488,342)           (28,195,599)
                                                               ------------           ------------
     Decrease in net assets derived from capital share
        transactions                                             (5,420,075)           (12,212,452)
                                                               ------------           ------------
     Total decrease in net assets                                (6,367,933)            (1,237,554)

NET ASSETS:
     Beginning of year                                          132,272,084            133,509,638
                                                               ------------           ------------
     End of year                                               $125,904,151           $132,272,084
                                                               ============           ============

See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

Financial Highlights-- ISI Class and Flag Investors Class A Shares (For a share outstanding throughout each year)(1)

                                                           For the Year Ended October 31,
                                                  -------------------------------------------------
                                                    1996        1995       1994      1993      1992
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of year             $ 10.65     $  9.81   $ 11.10    $ 10.31   $ 10.36
                                                   -------     -------   -------    -------   -------
Income from Investment Operations:
  Net investment income                               0.48        0.48      0.46       0.50      0.50
  Net realized and unrealized gain/(loss)
    on investments                                      --        0.98     (1.15)      0.94      0.22
                                                   -------     -------   -------    -------   -------
  Total from Investment Operations                    0.48        1.46     (0.69)      1.44      0.72

Less Distributions:
  Dividends from net investment income
    and short-term gains                             (0.54)      (0.54)    (0.56)     (0.61)    (0.65)
  Distributions from net realized
    long-term gains                                  (0.01)      (0.08)    (0.04)     (0.04)    (0.12)
                                                   -------     -------   -------    -------   -------
  Total distributions                                (0.55)      (0.62)    (0.60)     (0.65)    (0.77)
                                                   -------     -------   -------    -------   -------
  Net asset value at end of year                   $ 10.58     $ 10.65   $  9.81    $ 11.10   $ 10.31
                                                   =======     =======   =======    =======   =======
Total Return(2)                                       4.67%      15.42%    (6.49)%    14.36%     6.06%

Ratios to Average Daily Net Assets:
  Expenses(3)                                         0.90%       0.90%     0.90%      0.90%     0.90%
  Net investment income(4)                            4.48%       4.72%     4.37%      4.38%     4.78%

Supplemental Data:
  Net assets at end of year:
    ISI Class Shares                               $84,712     $86,292   $83,607    $88,378   $51,420
    Flag Investors Class A Shares                  $41,193     $45,980   $49,903    $53,486   $45,536
  Portfolio turnover rate                               32%         55%       37%        68%       95%
------------------------------------------------------------------------------------------------------

(1) Computed based upon average shares outstanding.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been 1.13%, 1.10%, 1.11%, 1.14% and 1.27% for the years ended October 31, 1996, 1995, 1994,
    1993 and 1992, respectively.
(4) Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 4.25%, 4.52%, 4.16%, 4.14% and 4.41% for the years ended October 31, 1996,
    1995, 1994, 1993 and 1992, respectively.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

A. Significant Accounting Policies -- Managed Municipal Fund, Inc. (the "Fund") was organized as a Maryland Corporation on January 15, 1990 and commenced operations on February 26, 1990. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. At October 31, 1996, the Fund consisted of two classes of shares:
    ISI Managed Municipal Fund Shares ("ISI Class") and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A").

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

    Security Valuation -- Municipal bonds are valued on the basis of quotations provided by a pricing service, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities or other assets for which market quotations are not readily available are valued at their face value so determined in good faith by the Investment Advisor under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

    Repurchase  Agreements  -- The  Fund  may  agree  to  enter  into  tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodial bank in a segregated account until maturity of the repurchase agreement. The agreement ensures that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

    Federal Income Tax -- No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

    Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and capital gains available for distribution under income tax regulations.

    Other -- Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") serves as the Fund's advisor and Investment Company Capital Corp. ("ICC") serves as the Fund's administrator. As compensation for its advisory services, ISI receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .40% of average daily net assets. As compensation for its administrative services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .20% of the average daily net assets.

    ISI and ICC have agreed to reduce their respective annual fees proportionately, if necessary, so that ordinary expenses of the Fund for any fiscal year do not exceed .90% of the Fund's average daily net assets. For the year ended October 31, 1996, ISI and ICC waived fees of $192,777 and $98,140, respectively.

    As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, based on the Fund's average daily net assets. ICC received $59,356 for accounting services for the year ended October 31, 1996.

    As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICC received $54,959 for transfer agent services for the year ended October 31, 1996.

    As compensation for providing distribution services, Armata Financial Corp. receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .25% of the average daily net assets of the ISI ClassShares. Alex. Brown & Sons Incorporated receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to .25% of the average daily net assets of the Flag Investors Class A Shares. For the year ended October 31, 1996, distribution fees were $322,613, of which $213,366 were allocated to ISI Class Shares and $109,247 were allocated to Flag Investors Class A Shares.

    The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through October 31, 1996 was approximately $4,543, and the accrued liability was approximately $17,863.

C. Capital Share Transactions -- The Fund is authorized to issue up to 40 million shares of capital stock, par value, $.001 per share, all of which shares are designated as common stock (20 million ISI Class, 15 million Flag Investors Class A, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:


                                       ISI Class Shares
                               -----------------------------------
                                  For the             For the
                                 Year Ended          Year Ended
                                Oct. 31, 1996       Oct. 31, 1995
                               ---------------      --------------
Shares sold                         585,014              794,506
Shares issued to share-
  holders on reinvest-
  ment of dividends                 246,345              314,194
Shares redeemed                    (924,026)          (1,531,414)
                                -----------         ------------
Net decrease in shares
  outstanding                       (92,667)            (422,714)
                                ===========         ============
Proceeds from sale
  of shares                     $ 6,198,720         $  7,981,927
Value of reinvested
  dividends                       2,588,981            3,165,983
Cost of shares
  redeemed                       (9,754,108)         (15,420,090)
                                -----------         ------------
Net decrease from
  capital share
  transactions                  $  (966,407)        $ (4,272,180)
                                ===========         ============

NOTES TO FINANCIAL STATEMENTS (concluded)


                                   Flag Investors Class A Shares
                                -----------------------------------
                                   For the              For the
                                 Year Ended           Year Ended
                                Oct. 31, 1996        Oct. 31, 1995
                                -------------        -------------
Shares sold                          200,140             323,698
Shares issued to share-
  holders on reinvest-
  ment of dividends                  114,250             161,945
Shares redeemed                     (736,822)         (1,256,958)
                                 -----------        ------------
Net decrease in shares
  outstanding                       (422,432)           (771,315)
                                 ===========        ============
Proceeds from sale
  of shares                      $ 2,079,607        $  3,206,244
Value of reinvested
  dividends                        1,200,959           1,628,993
Cost of shares
  redeemed                        (7,734,234)        (12,775,509)
                                 -----------        ------------
Net decrease from
  capital share
  transactions                   $(4,453,668)       $ (7,940,272)
                                 ===========        ============

D. Investment Transactions -- Purchases and sales of investment securities, other than short-term obligations, aggregated $37,410,967 and $37,816,283, respectively, for the year ended October 31, 1996.

    At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $2,651,116 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $873,615.

E.  Net Assets -- At October 31, 1996, net assets consisted of:

    Paid-in capital:
      ISI Class Shares                   $ 84,239,302
      Flag Investors
        Class A Shares                     39,693,227

    Undistributed net realized
      short-term gains from
      security transactions                   194,121

    Unrealized appreciation of
      investments                           1,777,501
                                         ------------
                                         $125,904,151
                                         ============

        This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

        For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Directors of
Managed Municipal Fund, Inc.:

     We have audited the accompanying statement of net assets of Managed Municipal Fund, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
December 2, 1996

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